SUPPLEMENT DATED SEPTEMBER 19, 2014

TO THE MOST RECENT STATEMENT OF ADDITIONAL INFORMATION, AS MAY BE SUPPLEMENTED

In the “SALES COMPENSATION” section under “Additional Payments to Financial Intermediaries”, the following table supplements and supersedes any information to the contrary relating to the listing of the member firms of the Financial Industry Regulatory Authority (“FINRA”) that have arrangements in effect with the Distributor:

1st Global Capital Corp.	Infinex Investments Inc
Advisor Group-FSC Securities Corporation	ING Financial Partners, Inc
Advisor Group-Royal Alliance Associates, Inc	Investors Capital Corp
Advisor Group-Sagepoint Financial, Inc	Janney Montgomery Scott, LLC
Advisor Group-Woodbury Financial Services	J.J.B. Hilliard. W.L. Lyons, Inc
Ameriprise Financial Services, Inc	Key Investment Services
AXA Advisors, LLC	Ladenberg Thalman Financial Services
Banc of America/Merrill Lynch	Lincoln Financial Network
BOSC, Inc	LPL Financial LLC
Cambridge Investment Research	MML Investor Services, Inc
CCO Investment Services	Money Concepts Capital Corp.
Centaurus Financial, Inc	Morgan Stanley Wealth Management, LLC
Cetera - Advisor Network LLC	NFP Advisor Services, LLC
Cetera - Advisors LLC	NPH-Investment Centers of America
Cetera - Financial Institutions	NPH-Invest Financial Corporation
Cetera - Financial Specialists, Inc	NPH-National Planning Corp
Charles Schwab	NPH-SII Investments, Inc
CISC, Inc	Northwestern Mutual Investment Services, LLC
Citigroup Global Markets	Oppenheimer & Co., Inc
Commonwealth Financial Network	ProEquities, Inc
Crown Capital Securities L.P.	Raymond James and Associates, Inc
Cuso Financial Services	Raymond James Financial Services, Inc
DA Davidson & Co Inc	RBC Capital Markets Corporation
Edward D. Jones & Co. LP	Robert W. Baird & Co
Fintegra LLC	Signator Investors Inc
First Allied Securities, Inc	Stifel, Nicolaus, & Co, Inc
First Command Financial Planning	TD Ameritrade
First Tennessee Brokerage, Inc	The Investment Center, Inc
Fifth Third Bank	Transamerica Financial Advisors, Inc
Geneos Wealth Management	UBS Financial Services, Inc
Girard Securities Inc	Unionbanc Investment Services
H.D. Vest Investment Services, Inc	Wells Fargo Advisors
Independent Financial Group

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.